Investment securities - Balances recognised (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Investment securities
Investment securities	$ 75,326	$ 76,465
FVOCI
Investment securities
Investment securities	73,894	75,284
Amortised cost
Investment securities
Investment securities	1,432	1,181
Amortised cost | Gross amount
Investment securities
Investment securities	1,438	1,187
Amortised cost | Provision | Provision for ECL on debt securities at amortised cost
Investment securities
Investment securities	(6)	(6)
Government and semi-government debt securities
Investment securities
Investment securities	57,802
Government and semi-government debt securities | FVOCI
Investment securities
Investment securities	56,370	60,427
Government and semi-government debt securities | Amortised cost | Gross amount
Investment securities
Investment securities	1,438	1,185
Other debt securities
Investment securities
Investment securities	17,082
Other debt securities | FVOCI
Investment securities
Investment securities	17,082	14,467
Other debt securities | Amortised cost | Gross amount
Investment securities
Investment securities		2
Equity securities
Investment securities
Investment securities	442
Equity securities | FVOCI
Investment securities
Investment securities	442	390
Parent Entity
Investment securities
Investment securities	67,508	70,176
Parent Entity | FVOCI
Investment securities
Investment securities	67,459	70,099
Parent Entity | Amortised cost
Investment securities
Investment securities	49	77
Parent Entity | Amortised cost | Gross amount
Investment securities
Investment securities	51	79
Parent Entity | Amortised cost | Provision | Provision for ECL on debt securities at amortised cost
Investment securities
Investment securities	(2)	(2)
Parent Entity | Government and semi-government debt securities | FVOCI
Investment securities
Investment securities	52,562	57,233
Parent Entity | Government and semi-government debt securities | Amortised cost | Gross amount
Investment securities
Investment securities	51	77
Parent Entity | Other debt securities | FVOCI
Investment securities
Investment securities	14,695	12,709
Parent Entity | Other debt securities | Amortised cost | Gross amount
Investment securities
Investment securities		2
Parent Entity | Equity securities | FVOCI
Investment securities
Investment securities	$ 202	$ 157